T. ROWE PRICE International Equity Index Fund
January 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.0%
Common Stocks 0.0%
Tenaris (EUR)  24,215 382
Total Argentina (Cost
$405
)
382
AUSTRALIA 7.2%
Common Stocks 7.2%
Ampol  12,088 286
ANZ Group Holdings  157,808 2,784
APA Group  63,899 353
Aristocrat Leisure  30,650 884
ASX  9,927 424
Aurizon Holdings  93,367 230
BHP Group  201,261 6,157
BHP Group (GBP)  66,172 2,027
BlueScope Steel  23,377 357
Brambles  72,969 696
CAR Group  18,803 404
Cochlear  3,441 683
Coles Group  70,279 729
Commonwealth Bank of Australia  88,016 6,712
Computershare  29,102 482
CSL  25,366 4,981
Dexus  54,557 276
Endeavour Group  71,052 260
Fortescue  88,922 1,719
Goodman Group  89,754 1,490
GPT Group  97,165 294
IDP Education  12,706 163
IGO  34,570 168
Insurance Australia Group  125,148 491
James Hardie Industries, CDI (1) 23,111 868
Lottery Corp  116,876 384
Macquarie Group  19,279 2,379
Medibank  139,693 350
Mineral Resources  8,881 342
Mirvac Group  200,149 281
National Australia Bank  164,302 3,465
Northern Star Resources  58,363 501
Orica  22,521 237
Origin Energy  87,414 488
Pilbara Minerals  149,805 341

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Qantas Airways (1) 45,157 163
QBE Insurance Group  78,446 808
Ramsay Health Care  9,092 303
REA Group  2,621 313
Reece  11,468 169
Rio Tinto  19,026 1,637
Santos  170,541 862
Scentre Group  263,367 524
SEEK  18,075 298
Sonic Healthcare  23,665 493
South32  230,640 499
Stockland  121,086 358
Suncorp Group  66,702 614
Telstra Group  212,354 560
Transurban Group  162,140 1,424
Treasury Wine Estates  39,586 278
Vicinity  196,272 261
Washington H. Soul Pattinson  11,901 266
Wesfarmers  59,573 2,255
Westpac Banking  184,262 2,891
WiseTech Global  8,751 412
Woodside Energy Group  99,704 2,085
Woolworths Group  64,146 1,506
Xero (1) 7,556 541
Total Australia (Cost
$50,145
)
62,206
AUSTRIA 0.2%
Common Stocks 0.2%
Erste Group Bank  18,055 778
OMV  7,303 325
Verbund  3,377 275
voestalpine  5,755 171
Total Austria (Cost
$1,442
)
1,549
BELGIUM 0.9%
Common Stocks 0.9%
Ageas  7,997 344
Anheuser-Busch InBev  45,610 2,821
Argenx (1) 3,102 1,171
D'ieteren Group  1,103 223
Elia Group  1,492 180
Groupe Bruxelles Lambert  4,932 374
KBC Group  13,143 857

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Lotus Bakeries  21 179
Sofina (2) 764 183
Syensqo (1) 3,761 335
UCB  6,639 624
Umicore  10,624 242
Warehouses De Pauw  9,218 270
Total Belgium (Cost
$6,483
)
7,803
CHILE 0.0%
Common Stocks 0.0%
Antofagasta (GBP)  20,707 451
Total Chile (Cost
$251
)
451
CHINA 0.0%
Common Stocks 0.0%
Futu Holdings, ADR (USD) (1) 2,800 131
Total China (Cost
$292
)
131
DENMARK 3.5%
Common Stocks 3.5%
AP Moller - Maersk, Class A  150 272
AP Moller - Maersk, Class B  264 487
Carlsberg, Class B  5,171 665
Coloplast, Class B (2) 7,174 827
Danske Bank  36,219 973
Demant (1) 5,113 232
DSV  9,775 1,749
Genmab (1) 3,469 959
Novo Nordisk, Class B  171,360 19,587
Novozymes, Class B  19,030 975
Orsted  9,599 541
Pandora  4,499 657
ROCKWOOL, Class B  474 129
Tryg  17,855 382
Vestas Wind Systems (1) 53,028 1,495
Total Denmark (Cost
$10,887
)
29,930

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
EGYPT 0.0%
Common Stocks 0.0%
OCI (EUR)  5,351 153
Total Egypt (Cost
$189
)
153
EUROPE/FAR EAST 0.7%
Equity Mutual Funds 0.7%
iShares Core MSCI EAFE, ETF (USD) (2) 83,878 5,861
Total Europe/Far East (Cost
$5,683
)
5,861
FINLAND 1.0%
Common Stocks 1.0%
Elisa  7,469 340
Fortum  22,756 311
Kesko, Class B  13,854 271
Kone, Class B  17,848 883
Metso  34,824 348
Neste  22,215 766
Nokia  225,966 817
Nokia, Ordinary Shares  57,926 207
Nordea Bank  168,122 2,072
Orion, Class B  5,486 253
Sampo, Class A  23,335 977
Stora Enso, Class R  29,832 380
UPM-Kymmene  28,027 1,019
Wartsila (2) 24,012 354
Total Finland (Cost
$9,471
)
8,998
FRANCE 11.7%
Common Stocks 11.7%
Accor  10,309 407
Aeroports de Paris  1,856 248
Air Liquide  27,502 5,147
Airbus  31,128 4,958
Alstom (2) 16,037 202
Amundi  3,033 205
ArcelorMittal  26,869 740
Arkema  3,046 331
AXA  94,729 3,180

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
BioMerieux  2,101 226
BNP Paribas  55,160 3,706
Bollore  44,908 297
Bouygues  10,214 374
Bureau Veritas  14,965 398
Capgemini  8,203 1,824
Carrefour  30,318 518
Cie de Saint-Gobain  24,238 1,714
Cie Generale des Etablissements Michelin  35,623 1,183
Covivio  2,468 119
Credit Agricole  56,105 804
Danone  33,810 2,253
Dassault Aviation  1,264 239
Dassault Systemes  35,089 1,819
Edenred  13,106 783
Eiffage  3,769 394
Engie  95,908 1,532
EssilorLuxottica  15,482 3,034
Eurazeo  2,269 193
Eurofins Scientific  6,921 417
Euronext  4,346 382
Gecina  2,332 257
Getlink  18,134 312
Hermes International  1,663 3,508
Ipsen  1,913 221
Kering  3,909 1,606
Klepierre  10,913 283
La Francaise des Jeux SAEM  5,390 218
L'Oreal  12,665 6,061
Legrand  13,919 1,349
LVMH Moet Hennessy Louis Vuitton  14,499 12,064
Orange  97,776 1,163
Pernod Ricard  10,739 1,761
Publicis Groupe  12,019 1,204
Remy Cointreau  1,159 117
Renault  9,857 371
Safran  17,948 3,351
Sanofi  59,772 5,986
Sartorius Stedim Biotech  1,452 391
Schneider Electric  28,576 5,614
SEB  1,297 158
Societe Generale  38,788 997
Sodexo  4,489 506
STMicroelectronics  35,889 1,576
Teleperformance  3,032 474
Thales  5,519 807

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
TotalEnergies  120,334 7,807
Unibail-Rodamco-Westfield (1) 4,654 333
Unibail-Rodamco-Westfield, CDI (AUD) (1) 26,273 94
Veolia Environnement  35,687 1,163
Vinci  26,653 3,367
Vivendi  36,362 410
Worldline (1) 12,190 165
Total France (Cost
$69,456
)
101,321
GERMANY 8.3%
Common Stocks 7.8%
adidas  8,507 1,606
Allianz  21,178 5,658
BASF  46,866 2,240
Bayer  51,587 1,605
Bayerische Motoren Werke  17,487 1,820
Bechtle  4,061 211
Beiersdorf  5,293 775
Brenntag  7,662 677
Carl Zeiss Meditec  2,056 217
Commerzbank  54,014 620
Continental  5,641 461
Covestro (1) 10,157 536
Daimler Truck Holding  28,089 1,004
Delivery Hero (1) 8,599 195
Deutsche Bank  101,777 1,315
Deutsche Boerse  9,977 1,987
Deutsche Lufthansa (1) 30,320 252
Deutsche Post  52,051 2,493
Deutsche Telekom  170,196 4,178
E.ON  117,892 1,595
Evonik Industries  12,235 225
Fresenius  22,182 623
Fresenius Medical Care  10,422 403
GEA Group  8,597 344
Hannover Rueck  3,092 741
Heidelberg Materials  7,348 679
HelloFresh (1) 8,298 110
Henkel  3,972 272
Infineon Technologies  68,574 2,500
Knorr-Bremse  3,679 227
LEG Immobilien (1) 3,675 305
Mercedes-Benz Group  42,133 2,844
Merck  6,787 1,114

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
MTU Aero Engines  2,826 650
Munich Re  7,166 3,051
Nemetschek  2,929 270
Puma  5,236 211
QIAGEN  11,224 487
Rational  254 195
Rheinmetall  2,287 801
RWE  33,200 1,226
SAP  54,833 9,500
Scout24  3,804 280
Siemens  39,908 7,144
Siemens Energy (1) 27,282 405
Siemens Healthineers  14,808 824
Symrise  6,972 719
Talanx  3,213 225
Volkswagen  1,233 174
Vonovia  38,499 1,199
Wacker Chemie (2) 926 100
Zalando (1) 11,109 222
67,515
Preferred Stocks 0.5%
Bayerische Motoren Werke  2,571 251
Dr. Ing. h.c. F. Porsche  5,778 491
Henkel  10,215 783
Porsche Automobil Holding  7,852 392
Sartorius (2) 1,329 485
Volkswagen  11,178 1,438
3,840
Total Germany (Cost
$57,378
)
71,355
HONG KONG 1.9%
Common Stocks 1.9%
AIA Group  602,800 4,727
BOC Hong Kong Holdings  188,000 451
Brightoil Petroleum Holdings (1)(3) 109,000 —
Budweiser Brewing APAC  88,300 139
CK Asset Holdings  100,300 453
CK Hutchison Holdings  140,800 727
CK Infrastructure Holdings  32,500 193
CLP Holdings  86,400 687
ESR Group (2) 111,200 142
Galaxy Entertainment Group  115,000 597
Hang Lung Properties  91,000 106

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Hang Seng Bank  38,800 404
Henderson Land Development  73,773 192
HKT Trust & HKT  194,000 233
Hong Kong & China Gas  574,277 409
Hong Kong Exchanges & Clearing  63,200 1,916
Hongkong Land Holdings (USD)  55,000 172
Jardine Matheson Holdings (USD)  8,400 337
Link  134,500 675
MTR  78,500 255
New World Development  74,625 91
Power Assets Holdings  71,000 416
Sands China (1) 124,400 327
Sino Land  185,800 194
SITC International Holdings  69,000 105
Sun Hung Kai Properties  76,000 709
Swire Pacific, Class A  22,000 170
Swire Properties  61,000 114
Techtronic Industries  72,500 770
WH Group  413,500 244
Wharf Holdings  64,000 187
Wharf Real Estate Investment  83,100 243
Xinyi Glass Holdings  84,000 70
Total Hong Kong (Cost
$16,577
)
16,455
IRELAND 0.4%
Common Stocks 0.4%
AIB Group  82,507 362
Bank of Ireland Group  55,484 510
DCC (GBP)  5,186 377
Kerry Group, Class A  8,371 746
Kingspan Group  8,123 660
Smurfit Kappa Group  13,200 492
Total Ireland (Cost
$2,386
)
3,147
ISRAEL 0.6%
Common Stocks 0.6%
Azrieli Group  2,210 149
Bank Hapoalim  64,462 548
Bank Leumi Le-Israel  77,882 592
Check Point Software Technologies (USD) (1) 4,800 763
CyberArk Software (USD) (1) 2,200 514
Elbit Systems  1,320 272
Global-e Online (USD) (1) 4,600 174

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
ICL Group  39,238 178
Israel Discount Bank, Class A  62,746 304
Mizrahi Tefahot Bank  7,827 291
Monday.com (USD) (1) 1,369 288
Nice (1) 3,325 690
Teva Pharmaceutical Industries, ADR (USD) (1) 58,900 713
Total Israel (Cost
$3,793
)
5,476
ITALY 2.5%
Common Stocks 2.5%
Amplifon  6,389 209
Assicurazioni Generali  53,221 1,187
Banco BPM  72,411 391
Davide Campari-Milano  32,327 327
DiaSorin  1,249 115
Enel  427,083 2,914
Eni  124,090 1,978
Ferrari  6,619 2,308
FinecoBank Banca Fineco  31,313 451
Infrastrutture Wireless Italiane  17,047 206
Intesa Sanpaolo  816,027 2,514
Leonardo  20,871 364
Mediobanca Banca di Credito Finanziario  28,987 384
Moncler  10,816 665
Nexi (1) 29,939 230
Poste Italiane  26,500 287
Prysmian  13,790 607
Recordati Industria Chimica e Farmaceutica  5,304 293
Snam  102,321 500
Stellantis, Borsa Italiana S.P.A  82,698 1,822
Stellantis, Euronext Paris  33,483 738
Telecom Italia (1)(2) 494,125 149
Terna - Rete Elettrica Nazionale  73,881 623
UniCredit  84,342 2,471
Total Italy (Cost
$17,233
)
21,733
JAPAN 22.6%
Common Stocks 22.6%
Advantest  40,200 1,600
Aeon  34,300 820
AGC  10,200 384
Aisin  7,300 273
Ajinomoto  22,900 940

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
ANA Holdings (1) 7,900 175
Asahi Group Holdings  25,300 940
Asahi Intecc  11,000 209
Asahi Kasei  63,700 483
Astellas Pharma  94,980 1,106
Azbil  5,800 187
Bandai Namco Holdings  31,500 682
BayCurrent Consulting (2) 6,600 153
Bridgestone  30,000 1,300
Brother Industries  11,900 199
Canon  52,500 1,446
Capcom  8,600 328
Central Japan Railway  37,900 947
Chiba Bank  26,300 195
Chubu Electric Power  32,700 424
Chugai Pharmaceutical  35,300 1,270
Concordia Financial Group  53,800 256
Dai Nippon Printing  10,900 315
Daifuku  15,100 298
Dai-ichi Life Holdings  49,400 1,084
Daiichi Sankyo  97,100 2,907
Daikin Industries  13,900 2,227
Daito Trust Construction  3,100 353
Daiwa House Industry  31,200 965
Daiwa House REIT Investment  112 198
Daiwa Securities Group  68,400 490
Denso  99,300 1,560
Dentsu Group  10,300 273
Disco  4,800 1,295
East Japan Railway  15,900 909
Eisai  13,200 622
ENEOS Holdings  151,320 611
FANUC  50,000 1,383
Fast Retailing  9,200 2,456
Fuji Electric  6,400 321
FUJIFILM Holdings  19,600 1,242
Fujitsu  9,200 1,273
GLP J-Reit  237 212
Hamamatsu Photonics  7,000 277
Hankyu Hanshin Holdings  11,600 355
Hikari Tsushin  1,000 174
Hirose Electric  1,518 177
Hitachi  48,700 3,825
Hitachi Construction Machinery  5,300 150
Honda Motor  242,600 2,712
Hoshizaki  5,500 200

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Hoya  18,600 2,363
Hulic  19,700 218
Ibiden  5,700 287
Idemitsu Kosan  52,760 293
Iida Group Holdings  8,000 121
Inpex  51,000 693
Isuzu Motors  29,900 408
ITOCHU  62,400 2,832
Japan Airlines  7,200 138
Japan Exchange Group  25,500 564
Japan Metropolitan Fund Invest  355 241
Japan Post Bank  76,000 790
Japan Post Holdings  114,200 1,093
Japan Post Insurance  10,200 191
Japan Real Estate Investment  65 249
Japan Tobacco  63,000 1,661
JFE Holdings  30,675 484
JSR (2) 9,000 246
Kajima  22,200 396
Kansai Electric Power  35,700 487
Kao  24,500 969
Kawasaki Kisen Kaisha (2) 7,000 341
KDDI  78,600 2,604
KDX Realty Investment  212 230
Keisei Electric Railway  6,400 290
Keyence  10,256 4,589
Kikkoman  6,900 425
Kintetsu Group Holdings  9,200 284
Kirin Holdings  40,800 586
Kobe Bussan  7,700 197
Koei Tecmo Holdings  6,080 76
Koito Manufacturing  10,600 162
Komatsu  48,600 1,383
Konami Holdings  5,100 314
Kose  1,700 111
Kubota  52,700 798
Kyocera  67,400 987
Kyowa Kirin  13,400 211
Lasertec  3,900 1,016
LY  137,000 426
M3  22,100 349
Makita  11,100 299
Marubeni  75,200 1,283
MatsukiyoCocokara  17,100 311
Mazda Motor  28,800 349
McDonald's Holdings Japan (2) 4,400 196

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
MEIJI Holdings  11,880 287
MINEBEA MITSUMI  18,400 380
MISUMI Group  14,400 247
Mitsubishi  181,200 3,123
Mitsubishi Chemical Holdings  65,000 392
Mitsubishi Electric  101,500 1,506
Mitsubishi Estate  59,100 819
Mitsubishi HC Capital  44,600 316
Mitsubishi Heavy Industries  16,800 1,121
Mitsubishi UFJ Financial Group  599,590 5,616
Mitsui (2) 68,000 2,758
Mitsui Chemicals  8,700 256
Mitsui Fudosan  46,700 1,172
Mitsui OSK Lines  18,100 650
Mizuho Financial Group  126,710 2,301
MonotaRO  12,400 117
MS&AD Insurance Group Holdings  22,500 929
Murata Manufacturing  90,500 1,827
NEC  12,900 843
Nexon (2) 19,400 310
NIDEC  21,944 818
Nintendo  54,600 3,051
Nippon Building Fund  76 308
NIPPON EXPRESS HOLDINGS  3,700 220
Nippon Paint Holdings  49,800 392
Nippon Prologis REIT  112 199
Nippon Sanso Holdings  8,900 226
Nippon Steel  44,912 1,081
Nippon Telegraph & Telephone  1,569,100 1,970
Nippon Yusen KK  25,400 875
Nissan Chemical  6,300 251
Nissan Motor  117,800 462
Nissin Foods Holdings  10,200 330
Nitori Holdings  4,100 537
Nitto Denko  7,400 614
Nomura Holdings  157,800 850
Nomura Real Estate Holdings  5,600 153
Nomura Real Estate Master Fund  215 235
Nomura Research Institute  20,281 620
NTT Data Group  32,000 461
Obayashi  32,900 305
Obic  3,700 568
Odakyu Electric Railway  15,900 243
Oji Holdings  43,700 171
Olympus  64,200 950
Omron  9,200 414

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Ono Pharmaceutical  19,700 355
Open House Group  4,100 128
Oracle Corporation Japan  1,900 150
Oriental Land  57,300 2,128
ORIX  61,600 1,189
Osaka Gas  19,000 400
Otsuka  5,800 244
Otsuka Holdings  22,800 896
Pan Pacific International Holdings  19,500 422
Panasonic Holdings  115,995 1,093
Rakuten Group (1) 75,800 333
Recruit Holdings  75,700 2,990
Renesas Electronics (1) 78,600 1,290
Resona Holdings  108,600 600
Ricoh  27,800 219
Rohm  17,600 304
SBI Holdings  12,440 306
SCSK  8,100 159
Secom  11,000 798
Seiko Epson  14,600 213
Sekisui Chemical  19,500 278
Sekisui House  30,600 691
Seven & i Holdings  39,552 1,562
SG Holdings  16,200 210
Sharp (1) 13,200 89
Shimadzu  12,400 343
Shimano  4,000 574
Shimizu  27,400 183
Shin-Etsu Chemical  95,700 3,767
Shionogi  13,700 658
Shiseido  21,000 585
Shizuoka Financial Group  23,800 218
SMC  3,000 1,670
SoftBank  151,000 2,006
SoftBank Group  54,000 2,331
Sompo Holdings  15,500 804
Sony Group  66,200 6,492
Square Enix Holdings  4,400 172
Subaru  32,300 644
SUMCO  17,800 270
Sumitomo  54,600 1,256
Sumitomo Chemical  71,400 168
Sumitomo Electric Industries  36,300 483
Sumitomo Metal Mining  12,500 346
Sumitomo Mitsui Financial Group  66,700 3,469
Sumitomo Mitsui Trust Holdings  33,624 689

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Sumitomo Realty & Development  14,600 459
Suntory Beverage & Food  7,100 232
Suzuki Motor  19,300 867
Sysmex  8,500 460
T&D Holdings  25,400 421
Taisei  8,600 314
Takeda Pharmaceutical  83,098 2,442
TDK  20,400 1,015
Terumo  35,300 1,195
TIS  11,200 249
Tobu Railway  9,600 254
Toho  5,700 186
Tokio Marine Holdings  94,600 2,494
Tokyo Electric Power Holdings (1) 77,400 412
Tokyo Electron  24,800 4,602
Tokyo Gas  19,900 457
Tokyu  26,900 316
TOPPAN Holdings  12,400 342
Toray Industries  71,100 355
Tosoh  12,900 166
TOTO  6,700 181
Toyota Industries  7,700 651
Toyota Motor  556,890 11,120
Toyota Tsusho  11,200 734
Trend Micro (1) 6,800 389
Unicharm  21,200 729
USS  10,500 199
West Japan Railway  11,100 462
Yakult Honsha  13,000 284
Yamaha  7,100 156
Yamaha Motor  45,900 434
Yamato Holdings  14,400 249
Yaskawa Electric  12,200 460
Yokogawa Electric  11,600 228
Zensho Holdings  4,900 240
ZOZO  7,100 155
Total Japan (Cost
$132,334
)
195,080
NETHERLANDS 4.8%
Common Stocks 4.8%
ABN AMRO Bank, CVA  24,987 368
Adyen (1) 1,140 1,430
Aegon  85,628 505
AerCap Holdings (USD) (1) 10,400 796

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Akzo Nobel  8,958 688
ASM International  2,466 1,367
ASML Holding  21,169 18,366
ASR Nederland  8,445 398
BE Semiconductor Industries  4,048 608
Coca-Cola Europacific Partners (USD)  10,800 744
DSM-Firmenich  9,765 1,033
EXOR  4,915 476
Heineken  15,939 1,603
Heineken Holding  5,819 488
IMCD  2,922 446
ING Groep  190,061 2,701
JDE Peet's  6,375 157
Koninklijke Ahold Delhaize  49,805 1,401
Koninklijke KPN  176,188 599
Koninklijke Philips (1) 41,449 877
NN Group  14,323 587
Prosus  78,387 2,318
Randstad  5,599 318
Universal Music Group  43,045 1,269
Wolters Kluwer  13,205 1,947
Total Netherlands (Cost
$24,563
)
41,490
NEW ZEALAND 0.2%
Common Stocks 0.2%
Auckland International Airport  69,604 358
EBOS Group  7,775 178
Fisher & Paykel Healthcare  29,712 429
Mercury NZ  36,089 149
Meridian Energy  65,514 222
Spark New Zealand  94,923 308
Total New Zealand (Cost
$1,160
)
1,644
NORWAY 0.6%
Common Stocks 0.6%
Adevinta (1) 18,363 196
Aker BP  16,035 426
DNB Bank  48,602 945
Equinor  47,242 1,352
Gjensidige Forsikring  9,918 159
Kongsberg Gruppen  4,549 232
Mowi  24,438 440
Norsk Hydro  66,691 391

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Orkla  38,097 298
Salmar  3,681 204
Telenor  35,881 398
Yara International  8,398 278
Total Norway (Cost
$4,783
)
5,319
PORTUGAL 0.2%
Common Stocks 0.2%
Banco Espirito Santo (1)(3) 127,132 —
EDP - Energias de Portugal  164,778 735
EDP Renovaveis (2) 15,587 253
Galp Energia  24,960 393
Jeronimo Martins  14,870 338
Total Portugal (Cost
$1,817
)
1,719
RUSSIAN FEDERATION 0.0%
Common Stocks 0.0%
Evraz (GBP) (1)(3) 21,218 —
Total Russian Federation (Cost
$137
)
—
SINGAPORE 1.3%
Common Stocks 1.3%
CapitaLand Ascendas REIT  189,397 410
CapitaLand Integrated Commercial Trust  272,868 407
CapitaLand Investment  132,000 290
City Developments  25,400 115
DBS Group Holdings  95,100 2,253
Genting Singapore  309,000 232
Grab Holdings, Class A (USD) (1) 94,800 291
Jardine Cycle & Carriage  5,100 98
Keppel  74,700 397
Mapletree Logistics Trust  175,300 202
Mapletree Pan Asia Commercial Trust  120,412 130
Oversea-Chinese Banking  177,825 1,701
Sea, ADR (USD) (1) 19,200 732
Seatrium (1) 2,250,599 167
Sembcorp Industries  45,400 191
Singapore Airlines  75,532 375
Singapore Exchange  43,500 304
Singapore Technologies Engineering  79,800 221
Singapore Telecommunications  433,550 774

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
United Overseas Bank  66,420 1,400
UOL Group  24,152 112
Wilmar International  97,400 239
Total Singapore (Cost
$10,973
)
11,041
SPAIN 2.6%
Common Stocks 2.6%
Acciona  1,224 158
Acciona Energias Renovables  3,429 89
ACS Actividades de Construccion y Servicios  11,233 443
ACS Actividades de Construccion y Servicios, Rights,
2/19/24 (1) 11,233 5
Aena  3,938 697
Amadeus IT Group  23,656 1,658
Banco Bilbao Vizcaya Argentaria  313,248 2,932
Banco Santander  849,832 3,415
CaixaBank  216,666 924
Cellnex Telecom  29,678 1,142
Enagas  12,625 206
Endesa  16,111 319
Ferrovial  26,924 1,027
Grifols (1) 15,130 165
Iberdrola (2) 322,213 3,880
Industria de Diseno Textil  57,279 2,449
Naturgy Energy Group  6,394 172
Redeia  21,309 355
Repsol  65,826 972
Telefonica  262,607 1,068
Total Spain (Cost
$20,651
)
22,076
SWEDEN 3.0%
Common Stocks 3.0%
Alfa Laval  14,681 539
Assa Abloy, Class B  52,631 1,443
Atlas Copco, Class A  143,129 2,284
Atlas Copco, Class B  79,564 1,102
Beijer Ref (2) 19,524 266
Boliden  14,025 372
Epiroc, Class A  42,795 756
Epiroc, Class B  11,324 177
EQT (2) 18,236 490
Essity, Class B  31,985 751
Evolution  9,623 1,124

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Fastighets Balder, Class B (1)(2) 32,376 215
Getinge, Class B  11,602 248
H & M Hennes & Mauritz, Class B (2) 33,915 478
Hexagon, Class B  109,021 1,190
Holmen, Class B (2) 4,652 183
Husqvarna, Class B (2) 21,284 166
Industrivarden, Class A  968 30
Industrivarden, Class C (2) 13,636 429
Indutrade (2) 13,860 337
Investment AB Latour, Class B (2) 7,710 194
Investor, Class B  90,887 2,140
L E Lundbergforetagen, Class B (2) 3,769 197
Lifco, Class B (2) 11,824 285
Nibe Industrier, Class B (2) 76,898 459
Saab, Class B  4,062 262
Sagax, Class B  9,675 235
Sandvik  55,988 1,177
Securitas, Class B (2) 25,140 244
Skandinaviska Enskilda Banken, Class A  83,327 1,183
Skanska, Class B  17,258 299
SKF, Class B  17,284 341
Svenska Cellulosa, Class B  31,068 423
Svenska Handelsbanken, Class A  76,590 826
Swedbank, Class A  44,581 908
Swedish Orphan Biovitrum (1) 9,877 277
Tele2, Class B  27,098 231
Telefonaktiebolaget LM Ericsson, Class B  153,764 852
Telia (2) 124,465 321
Volvo, Class A  10,706 263
Volvo, Class B  79,045 1,894
Volvo Car, Class B (1) 31,032 81
Total Sweden (Cost
$19,629
)
25,672
SWITZERLAND 9.7%
Common Stocks 9.7%
ABB  84,001 3,554
Adecco Group  8,205 355
Alcon  26,239 1,975
Avolta (1) 5,000 191
Bachem Holding (2) 1,703 114
Baloise Holding  2,405 384
Banque Cantonale Vaudoise  1,494 191
Barry Callebaut  181 264
BKW  1,079 171

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
Chocoladefabriken Lindt & Spruengli  67 852
Chocoladefabriken Lindt & Spruengli, Registered Shares  4 507
Cie Financiere Richemont, Class A  27,410 4,071
Clariant  10,700 137
EMS-Chemie Holding  349 264
Geberit  1,755 1,010
Givaudan  485 2,017
Helvetia Holding  1,883 272
Holcim  27,369 2,090
Julius Baer Group  10,602 577
Kuehne + Nagel International  2,853 967
Logitech International  8,635 724
Lonza Group  3,910 1,912
Nestle  140,202 15,976
Novartis  107,632 11,131
Partners Group Holding  1,192 1,608
Roche Holding  1,819 551
Roche Holding, Genusschein  36,744 10,462
Sandoz Group (1) 21,500 737
Schindler Holding  2,500 623
Schindler Holding, Registered Shares  856 204
SGS  7,871 727
SIG Group  15,682 328
Sika  8,005 2,210
Sonova Holding  2,638 843
Straumann Holding  5,861 890
Swatch Group  1,511 355
Swatch Group, Registered Shares  2,446 111
Swiss Life Holding  1,529 1,098
Swiss Prime Site  3,934 398
Swiss Re  15,838 1,814
Swisscom  1,360 814
Temenos  3,235 329
UBS Group  172,705 5,170
VAT Group  1,418 660
Zurich Insurance Group  7,715 3,920
Total Switzerland (Cost
$52,396
)
83,558
UNITED ARAB EMIRATES 0.0%
Common Stocks 0.0%
NMC Health (GBP) (1)(3) 3,218 —
Total United Arab Emirates (Cost
$125
)
—

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
UNITED KINGDOM 14.3%
Common Stocks 14.3%
3i Group  51,110 1,600
abrdn (2) 101,543 216
Admiral Group  13,125 417
Anglo American  66,725 1,591
Ashtead Group  22,994 1,504
Associated British Foods  17,832 528
AstraZeneca  81,386 10,790
Auto Trader Group  47,106 433
Aviva  143,798 785
BAE Systems  159,668 2,379
Barclays  797,683 1,482
Barratt Developments  49,922 340
Berkeley Group Holdings  5,463 331
BP  896,160 5,234
British American Tobacco  111,561 3,289
BT Group  344,769 489
Bunzl  17,747 721
Burberry Group  19,138 315
Centrica  281,979 494
Coca-Cola HBC  11,172 328
Compass Group  90,002 2,479
CRH  37,013 2,626
CRH (USD)  195 14
Croda International  7,085 429
Diageo  118,040 4,263
Endeavour Mining  9,416 167
Entain  32,410 395
Experian  48,299 2,010
Flutter Entertainment (1) 9,277 1,904
Glencore  549,648 2,908
GSK  215,030 4,253
Haleon  290,945 1,182
Halma  19,264 533
Hargreaves Lansdown (2) 17,641 170
Hikma Pharmaceuticals  8,475 207
HSBC Holdings  1,023,190 7,989
Imperial Brands  44,273 1,063
Informa  71,017 698
InterContinental Hotels Group  8,598 815
Intertek Group  8,189 465
J Sainsbury  81,787 279

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
JD Sports Fashion  131,454 194
Kingfisher  98,343 273
Land Securities Group  34,935 295
Legal & General Group  313,936 1,010
Lloyds Banking Group  3,302,441 1,770
London Stock Exchange Group  21,775 2,463
M&G  113,739 322
Melrose Industries  70,002 522
Mondi  25,496 457
National Grid  193,664 2,579
NatWest Group  302,488 854
Next  6,325 675
Ocado Group (1) 29,345 201
Pearson  33,052 406
Persimmon  16,201 298
Phoenix Group Holdings  38,060 243
Prudential  144,572 1,485
Reckitt Benckiser Group  37,682 2,725
RELX  99,212 4,095
Rentokil Initial  132,459 682
Rio Tinto  59,704 4,133
Rolls-Royce Holdings (1) 441,962 1,678
Sage Group  53,922 803
Schroders  40,885 209
Segro  59,973 666
Severn Trent  13,789 453
Shell  347,471 10,772
Smith & Nephew  45,862 641
Smiths Group  17,467 358
Spirax-Sarco Engineering  3,743 471
SSE  57,348 1,221
St. James's Place  27,802 229
Standard Chartered  121,629 919
Taylor Wimpey  185,492 346
Tesco  373,158 1,352
Unilever  131,297 6,389
United Utilities Group  34,966 471
Vodafone Group  1,208,550 1,028
Whitbread  10,022 454
Wise, Class A (1) 32,287 329
WPP  54,539 527
Total United Kingdom (Cost
$112,849
)
123,113

T. ROWE PRICE International Equity Index Fund

Shares/Par $ Value
(Cost and value in $000s)
UNITED STATES 0.0%
Common Stocks 0.0%
Wix.com (1) 2,900 368
Total United States (Cost
$620
)
368
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds 2.0%
T. Rowe Price Government Reserve Fund, 5.40% (4)(5) 17,704,694 17,705
17,705
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 5.233%, 5/9/24 (6) 940,000 926
926
Total Short-Term Investments (Cost $18,632) 18,631
SECURITIES LENDING COLLATERAL 1.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 5.40% (4)(5) 12,472,148 12,472
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 12,472
Total Securities Lending Collateral (Cost $12,472) 12,472
Total Investments in Securities 101.8%
(Cost $665,212) $ 879,134
Other Assets Less Liabilities (1.8)% (15,319)
Net Assets 100.0% $ 863,815
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2024.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At January 31, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE International Equity Index Fund

.
.
.
.
.
.
.
.
.
.
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CVA Dutch Certificate (Certificaten Van Aandelen)
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
USD U.S. Dollar

T. ROWE PRICE International Equity Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 138 MSCI EAFE Index contracts 3/24 15,408 $ 67
Net payments (receipts) of variation margin to date (150)
Variation margin receivable (payable) on open futures contracts $ (83)

T. ROWE PRICE International Equity Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 192++
Totals $ —# $ — $ 192+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
01/31/24
T. Rowe Price Government
Reserve Fund, 5.40% $ 24,898  ¤  ¤ $ 30,177
Total $ 30,177^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $192 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $30,177.

T. ROWE PRICE International Equity Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Equity Index Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Equity Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE International Equity Index Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Equity Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 5,528 $ 832,803 $ — $ 838,331
Equity Mutual Funds 5,860 — — 5,860
Preferred Stocks — 3,840 — 3,840
Short-Term Investments 17,705 926 — 18,631
Securities Lending Collateral 12,472 — — 12,472
Total Securities 41,565 837,569 — 879,134
Futures Contracts* 67 — — 67
Total $ 41,632 $ 837,569 $ — $ 879,201
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Equity Index Fund

In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F135-054Q1 01/24